Sensitivity analysis for Interest rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase		₩ (25,167)	₩ (23,831)
1% Decrease		25,167	23,831
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase	[1]	(25,167)	(23,831)
1% Decrease	[1]	₩ 25,167	₩ 23,831

[1]	The effect on the shareholders' equity excluding the impact of income taxes.